[Lincoln Letterhead]


May 1, 2002

                                                           VIA EDGAR TRANSMISION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


RE:  Lincoln Life & Annuity Variable Annuity Separate Account L
Registration No. 333-10805


Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 16, 2002.

If there are any questions regarding this filing, please contact me at (260) 455-4929.

Sincerely,

/s/ Catherine M. Currie

Catherine M. Currie
Securites Fund Specialist
Lincoln Life